Cover Page Cover Page	Oct. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 16, 2020
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Entity Address, Address Line One	6001 America Center Drive, San Jose,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	408
Local Phone Number	404-3600
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000912093
Entity Emerging Growth Company	false
Amendment Flag	false